CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Treasury Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Class A	Class B	Total
Beginning balance at Dec. 31, 2019	$ 28,800	$ 2,462	$ (1,063,547)	$ 194,971,827	$ (153,598,346)	$ (1,432,833)			$ 38,908,363
Beginning balance (in shares) at Dec. 31, 2019	2,880,056,332	246,224,465	9,937,000
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net income					(6,619,139)				(6,619,139)
Foreign currency translation adjustments						175,320			175,320
Share-based compensation expenses				2,365,257					2,365,257
Cash settlement on vested share options and RSU's				(823,226)					(823,226)
Repurchase of ordinary shares			$ (5,871,945)						(5,871,945)
Repurchase of ordinary shares (in shares)			47,099,300
Exercise of share options	$ 78			235,821					235,899
Exercise of share options (in shares)	7,760,550
Issuance of ordinary shares upon vesting of restricted shares	$ 29			(29)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	2,878,650
Ending balance at Jun. 30, 2020	$ 28,907	$ 2,462	$ (6,935,492)	196,749,650	(160,217,485)	(1,257,513)			28,370,529
Ending balance (in shares) at Jun. 30, 2020	2,890,695,532	246,224,465	57,036,300
Beginning balance at Dec. 31, 2019	$ 28,800	$ 2,462	$ (1,063,547)	194,971,827	(153,598,346)	(1,432,833)			38,908,363
Beginning balance (in shares) at Dec. 31, 2019	2,880,056,332	246,224,465	9,937,000
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net income									(47,400,000)
Ending balance at Dec. 31, 2020	$ 28,456	$ 2,462	$ (4,672,334)	193,918,852	(200,965,075)	(2,114,916)			(13,802,555)
Ending balance (in shares) at Dec. 31, 2020	2,845,646,241	246,224,465	44,511,050				2,801,135,191	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net income					(12,134,310)				(12,134,310)
Foreign currency translation adjustments						256,277			256,277
Share-based compensation expenses				2,145,240					2,145,240
Repurchase of ordinary shares			$ (1,322,195)						(1,322,195)
Repurchase of ordinary shares (in shares)			24,237,100
Conversion of convertible notes	$ 2,430			11,860,953					11,863,383
Conversion of convertible notes (in shares)	243,011,300
Beneficial conversion feature on convertible notes				(1,368,866)					(1,368,866)
Commitment fee paid to holders of convertible notes through issuance of treasury shares (see Note 8)			$ 765,397	(436,247)					329,150
Commitment fee paid to holders of convertible notes through issuance of treasury shares (see Note 8) (in shares)			(5,500,000)
Exercise of share options	$ 20			38,833					38,853
Exercise of share options (in shares)	1,970,650
Issuance of ordinary shares upon vesting of restricted shares	$ 19			(19)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	1,873,200
Ending balance at Jun. 30, 2021	$ 30,925	$ 2,462	$ (5,229,132)	$ 206,158,746	$ (213,099,385)	$ (1,858,639)			$ (13,995,023)
Ending balance (in shares) at Jun. 30, 2021	3,092,501,391	246,224,465	63,248,150				3,029,253,241	246,224,465